ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 98.2%

Aerospace/Defense – 4.5%
Boeing Co. (The)*	3,762	$958,257
Raytheon Technologies Corp.	14,259	1,101,793
Total Aerospace/Defense		2,060,050

Agriculture – 2.3%
Philip Morris International, Inc.	11,548	1,024,769

Banks – 19.9%
Bank of America Corp.	54,201	2,097,037
Citizens Financial Group, Inc.	32,145	1,419,202
Fifth Third Bancorp	35,034	1,312,023
JPMorgan Chase & Co.	10,501	1,598,567
PNC Financial Services Group, Inc. (The)	7,367	1,292,245
Wells Fargo & Co.	34,108	1,332,600
Total Banks		9,051,674

Beverages – 2.0%
PepsiCo, Inc.	6,444	911,504

Chemicals – 3.7%
DuPont de Nemours, Inc.	11,136	860,590
International Flavors & Fragrances, Inc.	5,867	819,092
Total Chemicals		1,679,682

Commercial Services – 1.3%
IHS Markit Ltd.	6,020	582,616

Diversified Financial Services – 4.8%
Capital One Financial Corp.	11,712	1,490,118
Intercontinental Exchange, Inc.	6,128	684,375
Total Diversified Financial Services		2,174,493

Electric – 1.1%
Ameren Corp.	6,364	517,775

Electronics – 5.9%
Flex Ltd.*	30,229	553,493
Honeywell International, Inc.	5,469	1,187,156
Vontier Corp.*	30,538	924,385
Total Electronics		2,665,034

Engineering & Construction – 1.9%
KBR, Inc.	22,575	866,654

Food – 3.6%
Mondelez International, Inc., Class A	16,378	958,604
US Foods Holding Corp.*	17,303	659,591
Total Food		1,618,195

Healthcare - Products – 4.0%
Alcon, Inc. (Switzerland)*	8,950	628,111
Medtronic PLC	10,198	1,204,690
Total Healthcare - Products		1,832,801

Healthcare - Services – 1.8%
Anthem, Inc.	2,269	814,458

Household Products / Wares – 1.0%
Reynolds Consumer Products, Inc.(a)	15,934	474,514

Insurance – 2.1%
Prudential Financial, Inc.	10,405	947,895

Internet – 2.8%
Alphabet, Inc., Class A*	425	876,571
Amazon.com, Inc.*	123	380,572
Total Internet		1,257,143

Media – 4.5%
Comcast Corp., Class A	23,844	1,290,199
Discovery, Inc., Class A*(a)	16,999	738,776
Total Media		2,028,975

Miscellaneous Manufacturing – 2.2%
Parker-Hannifin Corp.	3,180	1,003,067

Oil & Gas – 5.0%
Chevron Corp.	10,054	1,053,559
EOG Resources, Inc.	10,022	726,896
Valero Energy Corp.	6,884	492,894
Total Oil & Gas		2,273,349

Pharmaceuticals – 7.8%
AstraZeneca PLC (United Kingdom)(a)(b)	14,372	714,576
Cigna Corp.	3,680	889,603
CVS Health Corp.	11,265	847,466
Roche Holding AG (Switzerland)(b)	4,845	196,513
Sanofi (France)(b)	18,344	907,294
Total Pharmaceuticals		3,555,452

REITS – 2.4%
American Tower Corp.	2,515	601,236
Boston Properties, Inc.	4,784	484,428
Total REITS		1,085,664

Retail – 5.4%
Dollar General Corp.	3,106	629,338
Target Corp.	4,315	854,672
TJX Cos., Inc. (The)	14,380	951,237
Total Retail		2,435,247

Semiconductors – 3.1%
KLA Corp.	1,249	412,670
Lam Research Corp.	822	489,287
Microchip Technology, Inc.	3,351	520,142
Total Semiconductors		1,422,099

Telecommunications – 3.2%
Verizon Communications, Inc.	24,745	1,438,922

Transportation – 1.9%
Norfolk Southern Corp.	3,299	885,847

Total Common Stocks
(Cost $34,347,011)		44,607,879

MONEY MARKET FUND – 1.9%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(c) (Cost $848,619)	848,619	848,619

REPURCHASE AGREEMENTS – 1.5%(d)
BofA Securities, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $179,655, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.50%, 06/01/24-01/01/59, totaling $182,806)	$179,655	179,655
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 1.13%-4.00%, 05/15/23-09/15/57, totaling $254,487)	250,000	250,000

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $254,295)	$250,000	$250,000
Total Repurchase Agreements
(Cost $679,655)		679,655

Total Investments – 101.6%
(Cost $35,875,285)		46,136,153
Liabilities in Excess of Other Assets – (1.6%)		(714,558)
Net Assets – 100.0%		$45,421,595

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,127,644; the aggregate market value of the collateral held by the fund is $1,172,392. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $492,737.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,607,879	$–	$–	$44,607,879
Money Market Fund	848,619	–	–	848,619
Repurchase Agreements	–	679,655	–	679,655
Total	$45,456,498	$679,655	$–	$46,136,153

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	4.5%
Agriculture	2.3
Banks	19.9
Beverages	2.0
Chemicals	3.7
Commercial Services	1.3
Diversified Financial Services	4.8
Electric	1.1
Electronics	5.9
Engineering & Construction	1.9
Food	3.6
Healthcare - Products	4.0
Healthcare - Services	1.8
Household Products / Wares	1.0
Insurance	2.1
Internet	2.8
Media	4.5
Miscellaneous Manufacturing	2.2
Oil & Gas	5.0
Pharmaceuticals	7.8
REITS	2.4
Retail	5.4
Semiconductors	3.1
Telecommunications	3.2
Transportation	1.9
Money Market Fund	1.9
Repurchase Agreements	1.5
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%